The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2024 (Unaudited)
MEXICO - 100.5% Shares Value
COMMON STOCKS - 84.6%
Airlines - 2.3%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)		1,599,711	$1,190,419

Airports - 6.4%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B		60,400	505,942
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B		29,600	513,257
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B		85,568	2,288,584
			3,307,783

Auto Parts & Equipment - 3.9%
Nemak, S.A.B. de C.V. (a)(b)		18,878,762	1,990,764

Beverages - 12.6%
Arca Continental, S.A.B. de C.V.		233,420	1,998,410
Coca-Cola FEMSA, S.A.B. de C.V.		123,400	1,026,940
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD		361,564	3,509,662
			6,535,012

Building Materials - 11.5%
Cemex, S.A.B. de C.V. - Series CPO		6,771,014	3,566,630
Grupo Cementos de Chihuahua, S.A.B. de C.V.		292,851	2,394,969
			5,961,599

Communication Services - 5.0%
America Movil, S.A.B. de C.V. (a)		3,283,963	2,594,740

Consumer Finance - 3.1%
Gentera, S.A.B. de C.V.		1,257,000	1,604,427

Financial Groups - 1.3%
Grupo Financiero Banorte, S.A.B. de C.V. - Series O		94,463	657,764

Food - 5.0%
Grupo Bimbo, S.A.B. de C.V. - Series A		833,186	2,588,313

GICS~Chemicals - 0.7%
Alpek, S.A.B. de C.V. - Series A		400	260
Orbia Advance Corp., S.A.B. de C.V.		402,754	369,552
			369,812

GICS~Industrial Conglomerates - 3.0%
Alfa, S.A.B. de C.V. - Series A - Series A		2,156,874	1,562,991

Hotels, Restaurants, and Recreation - 4.9%
Alsea, S.A.B. de C.V.		896,964	2,168,726
Grupe, S.A.B. de C.V. (a)(c)		200,591	340,843
			2,509,569

Mining - 4.2%
Grupo Mexico, S.A.B. de C.V. - Series B		419,241	2,193,475

Railroads - 1.3%
Grupo Traxion S.A.B. de C.V. (a)(b)		620,442	675,341

Real Estate Services - 7.2%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.		1,417,871	3,705,264

Retail - 12.2%
El Puerto de Liverpool, S.A.B. de C.V. - Series C1		429,724	2,267,865
Grupo Comercial Chedraui, S.A. de C.V.		78,923	499,385
Wal-Mart de Mexico, S.A.B. de C.V.		1,278,975	3,516,790
			6,284,040
TOTAL COMMON STOCKS (Cost $47,313,353)			43,731,313

REAL ESTATE INVESTMENT TRUSTS - 9.4%		Shares	Value
Macquarie Mexico Real Estate Management, S.A. de C.V. (b)		1,345,371	2,226,877
Prologis Property Mexico, S.A. de C.V.		775,333	2,594,970
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,262,681)			4,821,847

MEXICAN MUTUAL FUNDS - 2.8%		Shares	Value
Scotiabankinverlat - Scotia Gubernamental, S.A. de C.V. S.I.I.D. - Series E1 (a)(c)		5,557,963	1,456,632
TOTAL MEXICAN MUTUAL FUNDS (Cost $1,452,079)			1,456,632

CAPITAL DEVELOPMENT CERTIFICATES - 1.4%		Shares	Value
Atlas Discovery Trust II (a)(c)		300,000	732,304
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $2,147)			732,304

MEXICAN FEDERAL TREASURY CERTIFICATES - 2.3%		B Par
11.32%, 04/30/2025 (d)	MXN	24,936,200	1,184,448
TOTAL MEXICAN FEDERAL TREASURY CERTIFICATES (Cost $1,277,972)			1,184,448

TOTAL MEXICO (Cost $55,308,232)			51,926,544
UNITED STATES - 0.3%		Shares
INVESTMENT COMPANIES - 0.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 4.78% (e)		154,350	154,350
TOTAL UNITED STATES (Cost $154,350)			154,350

TOTAL INVESTMENTS - 100.8% (Cost $55,462,582)			52,080,894
Liabilities in Excess of Other Assets - (0.8)%			(401,618)
TOTAL NET ASSETS - 100.0%			$51,679,276

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

CETES - Mexican Federal Treasury Certificates
CPO - Certificate of Ordinary Participation
MXN - Mexican Peso

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2024, the value of these securities total $4,892,982 or 9.5% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,529,779 or 4.9% of net assets as of October 31, 2024.

(d)	The rate shown is the effective yield as of October 31, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$43,390,470	$–	$340,843	$43,731,313
Real Estate Investment Trusts	4,821,847	–	–	4,821,847
Mexican Mutual Funds	–	–	1,456,632	1,456,632
Capital Development Certificates	–	–	732,304	732,304
Mexican Federal Treasury Certificates	–	1,184,448	–	1,184,448
Investment Companies	154,350	–	–	154,350
Total Investments	$48,366,667	$1,184,448	$2,529,779	$52,080,894

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.

  The accompanying notes are an integral part of these financial statements.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Capital Development Certificates
Balance as of July 31, 2024	$372,522	$709,036
Acquisitions	-	-
Dispositions	-	-
Realized gain	-	-
Corporate Action	-	-
Change in unrealized appreciation/(depreciation)	(31,679)	23,268
Balance as of October 31, 2024	$340,843	$732,304

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at October 31, 2024	$(31,679)	$23,268

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2024:

		Fair Value October 31, 2024	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock		$340,843	Lower of Market Comparables or bid/ask	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	30%
Capital Development Certificates		$732,304	Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	15%

	[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

	[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.